Sale of Vessels (Detail) $ in Thousands		1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2018 vessel	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Feb. 28, 2017 USD ($)	Jan. 31, 2017 vessel	Nov. 30, 2016 USD ($) vessel	Oct. 31, 2016 USD ($) vessel	Aug. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels											$ 170	$ (12,984)	$ (20,594)
Proceeds from financing related to sales and leaseback of vessels											241,339	153,000	0
Aggregate proceeds received											589	$ 52,131	27,550
Suezmax Tanker 1
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel						1
Gain (loss) on sale of vessels										$ (300)
Suezmaxes Tanker 2
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels										$ (1,500)
Reduction in sales price					$ 1,300
Aframax Tankers
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel												3
Gain (loss) on sale of vessels												$ (11,200)
MR Tanker 2
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels									$ (6,600)
Aggregate proceeds received									$ 14,000
MR Tanker 1
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels							$ (8,100)
Aggregate proceeds received							13,200
Ship-to-ship Support Vessel
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels							$ 300				$ 200
Number of vessels sold | vessel							2				1
Proceeds from sale of property, plant, and equipment							$ 400
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels													$ (6,200)
Aggregate proceeds received								$ 33,800
Held-for-sale | Conventional Tankers | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel								2
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel													2
Suezmax Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel								2
MR Tanker
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel													2
MR Tanker 1 | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number of tankers sold | vessel							1
Capital Lease
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	14										14
November 2018 Sale Leaseback | Capital Lease
Property, Plant and Equipment [Line Items]
Proceeds from financing related to sales and leaseback of vessels		$ 84,700
Number of vessels | vessel		4									4
November 2018 Sale Leaseback | Capital Lease | LR2 Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		1
November 2018 Sale Leaseback | Capital Lease | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		1
November 2018 Sale Leaseback | Capital Lease | Aframax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		2
September 2018 Sale Leaseback | Capital Lease
Property, Plant and Equipment [Line Items]
Proceeds from financing related to sales and leaseback of vessels			$ 156,600
Number of vessels | vessel											6
September 2018 Sale Leaseback | Capital Lease | Aframax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel			6
July 2017 Sale Leaseback | Capital Lease
Property, Plant and Equipment [Line Items]
Proceeds from financing related to sales and leaseback of vessels				$ 153,000
Number of vessels | vessel											4
July 2017 Sale Leaseback | Capital Lease | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel				4